UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tahithromos, L.L.C.
Address: 9 West 57th Street, Suite 4605
         New York, NY  10019

13F File Number:  028-12704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Nikiper
Title:     Vice President
Phone:     212-303-5793

Signature, Place, and Date of Signing:

  /s/ Mark Nikiper     New York, NY     May 02, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $182,657 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     1965   204288 SH       SOLE                     1965        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     4662   398126 SH       SOLE                     4662        0        0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104       38    22000 SH  PUT  SOLE                       38        0        0
BARRICK GOLD CORP              COM              067901108     8139   187200 SH       SOLE                     8139        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     3463    45000 SH       SOLE                     3463        0        0
CONSOL ENERGY INC              COM              20854P109       17    27800 SH  PUT  SOLE                       17        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    12037  1213991 SH       SOLE                    12037        0        0
EARTHLINK INC                  COM              270321102    15327  1918270 SH       SOLE                    15327        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200     3244   273759 SH       SOLE                     3244        0        0
EVOLUTION PETROLEUM CORP       COM              30049A107      994   106840 SH       SOLE                      994        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206      449   143388 SH       SOLE                      449        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      358   257700 SH  PUT  SOLE                      358        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103    11976   457815 SH       SOLE                    11976        0        0
GENERAL MTRS CO                COM              37045V100    12373   482378 SH       SOLE                    12373        0        0
GOLDCORP INC NEW               COM              380956409     8111   180000 SH       SOLE                     8111        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100     7138  1367382 SH       SOLE                     7138        0        0
ISHARES INC                    MSCI GERMAN      464286806        4    58800 SH  PUT  SOLE                        4        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184      314   149700 SH  PUT  SOLE                      314        0        0
ISHARES TR                     RUSSELL 2000     464287655      793   944500 SH  PUT  SOLE                      793        0        0
ISTAR FINL INC                 COM              45031U101     6587   908542 SH       SOLE                     6587        0        0
JACK IN THE BOX INC            COM              466367109     1441    60117 SH       SOLE                     1441        0        0
JOY GLOBAL INC                 COM              481165108       59    11600 SH  PUT  SOLE                       59        0        0
LOUISIANA PAC CORP             COM              546347105     4076   435980 SH       SOLE                     4076        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    12898   377131 SH       SOLE                    12898        0        0
MASTEC INC                     COM              576323109    11784   651437 SH       SOLE                    11784        0        0
MATERION CORP                  COM              576690101     9958   346601 SH       SOLE                     9958        0        0
MAXWELL TECHNOLOGIES INC       COM              577767106     9195   501635 SH       SOLE                     9195        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100       12    16100 SH  PUT  SOLE                       12        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    11500   426627 SH       SOLE                    11500        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      298   209000 SH  PUT  SOLE                      298        0        0
STERLITE INDS INDIA LTD        ADS              859737207      854   100000 SH       SOLE                      854        0        0
U S AIRWAYS GROUP INC          COM              90341W108     5317   700503 SH       SOLE                     5317        0        0
UNITED CONTL HLDGS INC         COM              910047109     8788   408747 SH       SOLE                     8788        0        0
VALE S A                       ADR              91912e105      121   135000 SH  PUT  SOLE                      121        0        0
VIRNETX HLDG CORP              COM              92823T108       88   109200 SH  PUT  SOLE                       88        0        0
VIRNETX HLDG CORP              COM              92823T108     8279   375049 SH       SOLE                     8279        0        0